(Loss)/ Earnings Per Common Share (Details) - shares	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Number of Common Shares
Shares with anti-dilutive effect, not included in calculation of earnings per share	566,525	861,158	583,126	834,394
Convertible Preferred Stock
Shares with anti-dilutive effect, not included in calculation of earnings per share	0	349,900	3,115	349,900